NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 07, 2017	Oct. 31, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest	$ 495	$ 474	$ 478		$ 0
Non-controlling interest's share of contribution in subsidiary			493
Net income (loss) attributable to non-controlling interest	(3)	0	9
Foreign currency translation adjustment attributable to non-controlling interest	24	(4)	(24)
Non-controlling interest, Ending balance	$ 495	$ 474	$ 478		$ 0
Hengbang Insurance
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership equity interest	0.20%			0.20%